11 Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance at beginning	R$ 63,843	R$ 65,954
Dividends and interest on equity	(1,912)	(7,297)
Equity in results of investees	(19,889)	12,899
Other comprehensive income	1,067	(7,769)
Other	44	56
Balance at end	R$ 43,153	63,843
Associate Borealis [member]
Disclosure of associates [line items]
Domestic associate name	Borealis
Balance at beginning	R$ 32,816	32,776
Dividends and interest on equity	(1,748)	(3,002)
Equity in results of investees	1,204	3,042
Balance at end	R$ 32,272	32,816
Associate RPR [member]
Disclosure of associates [line items]
Domestic associate name	RPR
Balance at beginning	R$ 30,887	33,094
Dividends and interest on equity	(164)	(4,295)
Equity in results of investees	(21,093)	9,857
Other comprehensive income	1,067	(7,769)
Balance at end	R$ 10,697	30,887
Associate Other [member]
Disclosure of associates [line items]
Domestic associate name	Other
Balance at beginning	R$ 140	84
Other	44	56
Balance at end	R$ 184	R$ 140